Convertible Note (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Convertible Notes
Schedule of components of convertible notes
			Effective	Stated
	Principal		Interest	Interest	March 31,	December 31,
Payment date	Amount	Maturity date	Rate	Rate	2025	2024
July 15, 2024	$795,000	July 15, 2025	390%	10%	$795,000	$795,000
August 15, 2024	$326,000	August 15, 2025	398%	10%	326,000	326,000
November 15, 2024	$100,000	November 15, 2025	511%	10%	100,000	100,000
December 15, 2024	$75,000	December 15, 2025	815%	10%	75,000	75,000
February 7, 2025	$1,500,000	February 7, 2026	416%	10%	1,500,000	-
February 15, 2025	$575,000	February 15, 2026	511%	10%	575,000	-
Total Convertible notes					$3,371,000	$1,296,000
Less: Unamortized debt discount					(2,829,095)	(1,099,923)
					541,905	196,077
Less: Current portion					(541,905)	(196,077)
Long -term portion					$-	$-

	Principal		Interest	December 31,	December 31,
Payment date	Amount	Maturity date	Rate	2024	2023
August 11, 2022	$18,000	February 11, 2023	2%	$-	$18,000
September 2, 2022	$17,000	March 2, 2023	2%	-	17,000
April 1, 2023	$19,000	Due on demand	2%	-	19,000
July 15, 2024	$795,000	July 15, 2025	10%	795,000	-
August 15, 2024	$326,000	August 15, 2025	10%	326,000	-
November 15, 2024	$100,000	November 15, 2025	10%	100,000	-
December 15, 2024	$75,000	December 15, 2025	10%	75,000	-
Total Convertible notes				$1,296,000	$54,000
Less: Unamortized debt discount				(1,099,923)	-
				196,077	54,000
Less: Current portion				(196,077)	(54,000)
Long -term portion				$-	$-